Loan Receivable (Details) - Schedule of Loan Receivable - USD ($)		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Loan Receivable [Line Items]
Total loan receivable		$ 7,875,739		$ 7,835,368		$ 5,355,257
Less: current portion		7,875,739		3,608,289		1,013,157
Loan receivable - non current				4,227,079		4,342,100
Guangxi Beihengda Mining Co., Ltd. [Member]
Schedule of Loan Receivable [Line Items]
Total loan receivable		5,091,230	[1]	5,213,397	[1],[2]	5,355,257	[2]
Hongkong Sanyou Petroleum Co., Ltd [Member]
Schedule of Loan Receivable [Line Items]
Total loan receivable		1,270,901	[3]	2,621,971	[3],[4]		[4]
Beijing Liansheng Innovation Technology Co., Ltd [Member]
Schedule of Loan Receivable [Line Items]
Total loan receivable	[5]	275,202
Beijing Huizhong Flying Technology Co., Ltd [Member]
Schedule of Loan Receivable [Line Items]
Total loan receivable	[6]	1,100,806
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Schedule of Loan Receivable [Line Items]
Total loan receivable	[7]	$ 137,600

[1]	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,128,024), RMB3,000,000 ($412,802) and RMB7,000,000 ($963,206) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan was extended for one year to January 21, 2025. The RMB7,000,000 loan was extended for one year to June 14, 2025. The RMB3,000,000 loan was repaid in August 2022 with interest of RMB120,000 ($16,512). The change in the carrying value of these outstanding loans from $5,213,379 in 2023 to $5,091,229 in 2024 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.
[2]	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,272,079), RMB3,000,000 ($422,708) and RMB7,000,000 ($986,318) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan was extended for one year and will mature on January 21, 2025. The RMB7,000,000 will mature on June 13, 2024. The RMB3,000,000 loan was repaid in August 2022 with an interest of RMB120,000 ($17,368). The change in the carrying value of these outstanding loans from $5,355,257 in 2022 to $5,213,397 in 2023 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.
[3]	In 2023, the Company provided loans with interest of 1.5% per month to another third party for its operating activities. The loans are secured by their respective pledge contracts using their underlying assets. Such loans mature within nine months from the date of issue, with loan principal, interest, and handling fees to be settled immediately after the maturity date. On August 27, 2024, Hongkong Sanyou Petroleum Co., Ltd repaid $1,270,901.
[4]	In 2023, the Company provided loans with interest of 1.5% per month to another third party for its operating activities. The loans are secured by their respective pledge contracts using their underlying assets. Such loans mature within nine months from the date of issue, with loan principal, interest, and handling fees to be settled immediately after the maturity date. From April to December 2023, total loans to such a third party were $9.8 million, of which $7.3 million of the principal was repaid prior to December 31, 2023.
[5]	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($275,202) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024. The loan was restricted for its operating activities. On July 19, 2024, the loan was collected in full.
[6]	In May, 2024, the Company provided a loan of RMB8,000,000 ($1,100,806) with no interest to Beijing Huizhong Flying Technology Co., Ltd for its operating activities. It was due on demand. On August 13, 2024, Beijing Huizhong Flying Technology Co., Ltd repaid RMB8,000,000 ($1,100,806).
[7]	On June 17, 2024, the Company provided a loan of RMB1,000,000 ($137,601) with 1.0% per month interest to Beijing Zhongzhe Yuantong Technology Co., Ltd for six months, maturing on December 31, 2024. The loan was restricted for its operating activities. On August 28, 2024, the loan was collected in full.